Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
IFRS Statement [Line Items]
Financial assets measured at fair value through profit or loss	$ 13,500	$ 9,768
Financial assets measured at fair value through other comprehensive income	709	791
Measured at amortized cost:
Cash and cash equivalents	101,055	106,437	$ 138,023	$ 184,452
Financial asset at amortized cost	11,049	11,229
Accounts receivable and other receivables (including related parties)	164,943	189,279	$ 188,774
Restricted deposit (including current and noncurrent)	164,000	164,326
Total	463,195	488,013
Financial assets at amortised cost, category [member]
Measured at amortized cost:
Cash and cash equivalents	101,055	106,437
Financial asset at amortized cost	11,049	11,229
Accounts receivable and other receivables (including related parties)	168,377	194,021
Restricted deposit (including current and noncurrent)	164,133	164,456
Refundable deposits	4,372	1,311
Subtotal	$ 448,986	$ 477,454